Earnings per Share - Summary of Weighted Average Number of Ordinary Shares Outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Weighted average number of ordinary shares outstanding	891,387,729	882,629,157	884,959,677